Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Preparation

(a) Basis of Preparation

The consolidated financial statements have been prepared on the accrual basis and are based on historical costs modified by the revaluation of selected non-current assets, financial assets and financial liabilities for which the fair value basis of accounting has been applied.

Change of reporting functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). Effective January 1, 2023, the Company adopted the US dollar (“US$” or “$”) as its functional currency. Prior to January 1, 2023, the functional currency of the Company was the Australian dollar and the Company’s financial results had been reported in Australian dollars as explained below. See below for additional disclosure regarding the change in functional currency.

The Company’s self-sustaining Malaysia operation is translated into US dollars using the current rate method, whereby assets and liabilities are translated at period-end exchange rates, while revenues and expenses are converted using average rates for the period. Gains and losses on translation to US dollars relating to self-sustaining operations are deferred and included in a separate component of shareholders’ equity described as cumulative foreign currency translation.

The remaining foreign operations are not considered self-sustaining and are translated using the temporal method. Under this method, monetary assets and liabilities denominated in foreign currencies are translated at exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates in effect on the dates the assets were acquired or liabilities were assumed. Revenues and expenses are translated at rates of exchange prevailing on the transaction dates. Gains and losses on translation are reflected in income when incurred.

Principles of Consolidation And Equity Accounting

(b) Principles of Consolidation And Equity Accounting

(i) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the group (see note 3(c)).

Inter-company transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively

(ii) Associates

Associates are all entities over which the Group has significant influence but not control or joint control. This is generally the case where the group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see (iv) below), after initially being recognised at cost.

(iii) Equity method

Under the equity method of accounting, the investments are initially recognised at cost and adjusted thereafter to recognise the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognised as a reduction in the carrying amount of the investment.

Where the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealised gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in note 3(h).

(iv) Changes in ownership interests

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognised in a separate reserve within equity attributable to owners of IMTE.

When the Group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognised in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income are reclassified to profit or loss where appropriate.

Business Combinations

(c) Business Combinations

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred by the Company to obtain control of a subsidiary is calculated as the sum of the acquisition-date fair values of assets transferred, liabilities incurred and the equity interests issued by the Company, which includes the fair value of any asset or liability arising from a contingent consideration arrangement. Acquisition costs are expensed as incurred, except if related to the issue of debt or equity securities.

The Company recognizes identifiable assets acquired and liabilities assumed in a business combination regardless of whether they have been previously recognized in the acquiree’s financial statements prior to the acquisition. Assets acquired and liabilities assumed are generally measured at their acquisition-date fair values.

Goodwill is stated after separate recognition of identifiable intangible assets. It is calculated as the excess of the sum of: (a) fair value of consideration transferred, (b) the recognized amount of any non-controlling interest in the acquiree, and (c) acquisition-date fair value of any existing equity interest in the acquiree, over the acquisition-date fair values of identifiable net assets.

Any contingent consideration to be transferred by the acquirer is recognized at acquisition-date fair value. Subsequent adjustments to consideration are recognized against goodwill only to the extent that they arise from new information obtained within the measurement period (a maximum of 12 months from the acquisition date) about the fair value at the acquisition date. All other subsequent adjustments to contingent consideration classified as an asset or a liability are recognized in the consolidated statement of profit or loss.

Current And Deferred Income Tax

(d) Current And Deferred Income Tax

Income tax for the year comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognised in profit or loss except to the extent that they relate to items recognised in other comprehensive income/loss or directly in equity, in which case the relevant amounts of tax are recognised in other comprehensive income or directly in equity, respectively.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax losses and unused tax credits.

Apart from certain limited exceptions, all deferred tax liabilities, and all deferred tax assets to the extent that it is probable that future taxable profits will be available against which the asset can be utilised, are recognised. Future taxable profits that may support the recognition of deferred tax assets arising from deductible temporary differences include those that will arise from the reversal of existing taxable temporary differences, provided those differences relate to the same taxation authority and the same taxable entity, and are expected to reverse either in the same period as the expected reversal of the deductible temporary difference or in periods into which a tax loss arising from the deferred tax asset can be carried back or forward. The same criteria are adopted when determining whether existing taxable temporary differences support the recognition of deferred tax assets arising from unused tax losses and credits, that is, those differences are taken into account if they relate to the same taxation authority and the same taxable entity, and are expected to reverse in a period, or periods, in which the tax loss or credit can be utilised.

The limited exceptions to recognition of deferred tax assets and liabilities are those temporary differences arising from goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit (provided they are not part of a business combination), and temporary differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilised. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities, if the Company or the Group has the legally enforceable right to set off current tax assets against current tax liabilities and the following additional conditions are met:

(i)	in the case of current tax assets and liabilities, the Group intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously; or
(ii)	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:
-	the same taxable entity; or
-	different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend to realize the current tax assets and settle the current tax liabilities on a net basis or realized and settle simultaneously.

Intangible Assets

(e) Intangible Assets

(i) Acquired both separately and from a business combination

Purchased intangible assets are initially measured at cost. The cost of an intangible asset acquired in a business combination is its fair value as at the date of acquisition. Following initial recognition, intangible assets are measured at cost less any accumulated amortisation and any accumulated impairment losses. Intangible assets with finite lives are amortised over the useful life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortisation period and the amortisation method for an intangible asset with a finite useful life are reviewed at each financial year end. Intangible assets, excluding development costs, created within the business are not capitalised and expenditure is charged against profits in the period in which the expenditure is incurred.

(ii) Intellectual property

Expenditure incurred on patents, trademarks or licenses are capitalized from the date of application. They have a definite useful life and are carried at cost less accumulated amortization. They are amortized using the straight-line method over their estimated useful lives for a period of 8 to 15 years.

(iii) Research and development costs

Development projects in the consolidated statements of financial position represent the development costs directly attributable to and incurred for internal technology projects of the Group. An intangible asset arising from development expenditure on an internal technology project is recognised and included in development projects only when the Group can demonstrate the technical feasibility of completing the intangible asset or technology so that it will be available for application in existing or new products or for sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the development, the ability to measure reliably the expenditure attributable to the intangible asset during its development and the ability to use the tangible asset generated. For labour costs, all research and development member salaries that are directly attributable to the technology project are capitalised. Administrative staff and costs are recognised in the profit or loss instead of capitalising this portion of costs. Following the initial recognition of the development expenditure, the cost model is applied requiring the asset to be carried at cost less any accumulated impairment losses. The amortisation rate of these intangible assets was determined on the basis of the estimated useful life from the time that the relevant asset is taken into use.

(iv) Computer software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over their estimated useful lives ranging 2-5 years. Costs associated with maintaining computer software are recognized as an expense when incurred.

Inventories

(f) Inventories

Finished goods are stated at the lower of cost and net realizable value on a “weighted average cost” basis. Cost comprises direct materials and delivery costs, import duties and other taxes. Costs of purchased inventories are determined after deducting rebates and discounts received or receivable. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

Leases

(g) Leases

As a lessee

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative and-alone prices. However, for the leases of property the Group has elected not to separate lease components and account for the lease and non-lease components as a single lease component.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines Its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

-	fixed payments, including in-substance fixed payments;
-	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
-	amounts expected to be payable under a residual value guarantee; and
-	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets that do not meet the definition of investment property in property, plant and equipment and lease liabilities in loans and borrowings in the statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low value assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Impairment of Assets

(h) Impairment of Assets

Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or an impairment loss previously recognised no longer exists or may have decreased:

-	plant and equipment (other than properties carried at revalued amounts);
-	intangible assets.

If any such indication exists, the asset’s recoverable amount is estimated. In addition for intangible assets that are not yet available for use and intangible assets that have indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.

(i) Calculation of recoverable amount

The recoverable amount of an asset is the greater of its fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

(ii) Recognition of impairment losses

An impairment loss is recognized in profit or loss if the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

(iii) Reversals of impairment losses

In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not reversed.

A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

Trade deposits

(i) Trade Deposits

Trade deposits are payments in advance to suppliers of equipment, products and services, which are initially recognized at fair value and thereafter stated at amortized cost using the effective interest method less impairment losses, except where the effect of discounting would be immaterial.

Plant and Equipment

(j) Plant and Equipment

Items of plant and equipment are measured at cost less accumulated depreciation and impairment losses.

The carrying amount of plant and equipment is reviewed annually by the directors to ensure it is not in excess of the recoverable amount from those assets. The recoverable amount is assessed on the basis of the expected net cash flows that will be received from the asset’s employment and subsequent disposal. The expected net cash flows have been discounted to their present values in determining recoverable amounts.

The depreciable amount of all fixed assets are depreciated over their estimated useful lives to the Group commencing from the time the assets is held ready for use.

Depreciation is calculated on a straight-line basis to write the net cost of each item of plant and equipment over their expected useful lives. The depreciation rates used for each class of depreciable assets are generally as follows:

Class of fixed assets	Depreciation rate
Leasehold Improvements	lesser of 5 years or lease term
Office Furniture and Equipment	5-12 years
Machinery	5-12 years

Gains and losses on disposal are determined by deducting the net book value of the assets from the proceeds of sale and are booked to the profit or loss in the year of disposal.

Foreign Currency Translation

(k) Foreign Currency Translation

(i) Functional and presentation currency

As disclosed above, effective January 1, 2023, the Company adopted the US dollar as its functional currency. Prior to January 1, 2023, the functional currency of the Company was the Australian dollar. The reason for the change of functional currency is for the change of the currency used in the business operations, including in Australia where the Company did not have business operations regarding to the revenue and purchase operations or used the Australian dollar in its or the Groups operations. The Malaysia operation is considered self-sustaining with the Malaysia Ringette as their functional currency. The remaining operations are considered integrated and have the US dollar as their functional currency.

The change in functional currency of the Company is due to the increased exposure to the US dollar as a result of the growth in international operations outside Australia. The adoption of the Malaysia Ringette as the functional currency of the Malaysia operation is the result of the increased financial self-sustainability of this operation and its overall exposure to Ringette transactions.

The change in functional currency did not have any material effect to net income for the period as most of the assets and liabilities were US dollar denominated.

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in United States dollars (“US$” or “$”), which is the Group’s presentation currency.

(ii) Transactions and balances

Foreign currency transactions during the year are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the end of the reporting period. Exchange gains and losses are recognized in profit or loss, except those arising from foreign currency borrowings used to hedge a net investment in a foreign operation which are recognized in other comprehensive income.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the foreign exchange rates ruling at the transaction dates. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated using the foreign exchange rates ruling at the dates the fair value was measured.

(iii) Group companies

The results of foreign operations are translated into United States Dollars at the exchange rates approximating the foreign exchange rates ruling at the dates of the transactions. Statement of financial position items, are translated into United States Dollars at the closing foreign exchange rates at the end of the reporting period. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in the exchange reserve.

On disposal of a foreign operation, the cumulative amount of the exchange differences relating to that foreign operation is reclassified from equity to profit or loss when the profit or loss on disposal is recognized.

For the years ended December 31, 2023 and 2022, there was no comprehensive income. The significant monetary items denominated in currencies other than United States dollars include trade and other receivables and inventories.

Trade and Other Receivables

(l) Trade and Other Receivables

Trade receivables are recognized at original invoice amounts less an allowance for uncollectible amounts and have repayment terms between 30 and 90 days. Collectability of trade receivables is assessed on an ongoing basis. Debts which are known to be uncollectible are written off. An allowance is made for doubtful debts where there is objective evidence that the Group will not be able to collect all amounts due according to the original terms. Objective evidence of impairment includes financial difficulties of the debtor, default payments or debts more than 30 days overdue. On confirmation that the trade receivable will not be collectible, the gross carrying value of the asset is written off against the associated provision.

Other receivables generally arise from transactions outside the usual operating activities of the Group.

Trade and Other Payables

(m) Trade and Other Payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are paid on normal commercial terms.

Warrant Liabilities

(n) Warrant Liabilities

The warrant liabilities which are viewed as debts instruments, are measured at fair value through profit or loss. Each of the Company’s warrants contains a written put option and as a result of the existence of these put options, the warrants are required to be classified as a financial liability under IAS32.

The liability has been designated as at fair value through profit or loss on initial recognition and subsequent changes in fair value are recognised in the profit or loss. This liability is considered a derivative financial liability.

The warrant liability is classified as non-current, unless the underlying warrants will expire or be settled within 12 months from the end of a given reporting period.

Provisions and Contingent Liabilities

(o) Provisions and Contingent Liabilities

Provisions are recognized for other liabilities of uncertain timing or amount when the Group has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Borrowings

(p) Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities, which are not an incremental cost relating to the actual draw-down of the facility, are recognized as an offset against the liability balance and amortized on a straight-line basis over the term of the facility.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of the financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in other income or other expenses.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

Borrowing Costs

(q) Borrowing Costs

Borrowing costs that are directly attributable to the acquisition, construction or production of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalised as part of the cost of that asset. Other borrowing costs are expensed in the period in which they are incurred.

The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalisation of borrowing costs is suspended or ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.

Convertible Promissory Note

(r) Convertible Promissory Note

Convertible promissory note that can be converted into ordinary shares at the option of the holder, where the number of shares to be issued is fixed, are accounted for as compound financial instruments, i.e. they contain both a liability component and an equity component.

At initial recognition the liability component of the convertible promissory note is measured at fair value based on the future interest and principal payments, discounted at the prevailing market rate of interest for similar non-convertible instruments. The equity component is the difference between the initial fair value of the convertible promissory note as a whole and the initial fair value of the liability component. Transaction costs that relate to the issue of a compound financial instrument are allocated to the liability and equity components in proportion to the allocation of proceeds.

The liability component is subsequently carried at amortised cost. Interest expense recognised in profit or loss on the liability component is calculated using the effective interest method. The equity component is recognised in other reserve until either the bonds are converted or redeemed. If the note is converted, the other reserve, together with the carrying amount of the liability component at the time of conversion, is transferred to share capital as consideration for the shares issued. If the note is redeemed, the other reserve is transferred to the retained earning reserve account.

Derivative Financial Instruments

(s) Derivative Financial Instruments

Derivative financial instruments are recognised at fair value. At the end of each reporting period the fair value is remeasured. The gain or loss on remeasurement to fair value is recognised immediately in profit or loss.

Employee Benefits

(t) Employee Benefits

(i) Employee leave entitlements

Employee entitlements to annual leave are recognised when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the date of the statement of financial position.

Employee entitlements to sick leave and maternity leave are not recognised until the time of leave.

(ii) Pension obligations

Salaries, annual bonuses, paid annual leave, contributions to defined contribution retirement plans and the cost of non-monetary benefits are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

Cash and Cash Equivalents	(u) Cash and Cash Equivalents Cash and cash equivalents include cash on hand and call deposits with banks or financial institutions and net of bank overdrafts.
Revenue

(v) Revenue

Revenue is recognized in accordance with IFRS 15 Revenue from Contracts with Customers. The underlying principle is to recognize revenue when a customer obtains control of the promised goods at an amount that reflects the consideration that is expected to be received in exchange for those goods. It also requires increased disclosures including the nature, amount, timing, and uncertainty of revenues and cash flows related to contracts with customers.

We recognize revenue upon transfer of control of the promised goods in a contract with a customer in an amount that reflects the consideration we expect to receive in exchange for those products. Transfer of control occurs once the customer has the contractual right to use the product, generally upon shipment or once delivery and risk of loss has transferred to the customer. We account for a contract with customer when we have approval and commitment from both parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. We identify separated contractual performance obligations and evaluate each distinct performance obligation within a contract, whether it is satisfied at a point in time or over time. All of our performance obligations for the reported periods were satisfied at a point in time.

Revenue is allocated among performance obligations in a manner that reflects the consideration that we expect to be entitled to for the promised goods based on standalone selling prices (SSP). SSP are estimated for each distinct performance obligation and judgment may be required in their determination. The best evidence of SSP is the observable price of the product when we sell the goods separately in similar circumstances and to similar customers.

Interest Income

Revenue is recognized as interest accrues using the effective interest method.

Sales Taxes

(w) Sales Taxes

Revenues, expenses and assets are recognized net of the amount of goods and services tax (“GST”) or valued-added tax (“VAT”), except where the amount of GST or VAT incurred is not recoverable from the Australian Taxation Office or taxation authorities in other jurisdictions. In these circumstances, the GST or VAT is recognized as part of the cost of acquisition of the assets or as part of an item of expense. Receivables and payables in the consolidated statement of financial position are shown inclusive of GST or VAT.

Cash flows are included in the consolidated statement of cash flows on a gross basis and the GST or VAT component of cash flows arising from investing and financing activities, which is recoverable from, or payable to, the taxation authority are classified as operating cash flows.

Earnings Per Share

(x) Earnings Per Share

(i) Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Group, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year.

(ii) Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Issued Capital

(y) Issued Capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds. Incremental costs directly attributable to the issue of new shares or options for the acquisition of a business are not included in the cost of the acquisition as part of the purchase consideration.

Related Party Transactions

(z) Related Party Transactions

For the purpose of these consolidated financial statements, related party includes a person and entity as defined below:

(i)	A person, or a close member of that person’s family, is related to the Group if that person:
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or the Group’s parent.
(ii)	An entity is related to the Group if any of the following conditions applies:
(i)	the entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).
(ii)	one entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).
(iii)	both entities are joint ventures of the same third party.
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity.
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.
(vi)	the entity is controlled or jointly controlled by a person identified in (i).

(vii)	A person identified in (i)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the reporting entity or to the parent of the reporting entity.

Fair Value

(aa) Fair Value

Fair values may be used for financial asset and liability measurement and for sundry disclosures.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is based on the presumption that the transaction takes place either in the principal market for the asset or liability or, in the absence of a principal market, in the most advantageous market. The principal of most advantageous market must be accessible to, or by, the Group.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their best economic interest.

The fair value measurement of a non-financial asset takes into account the market participant’s ability to generate economic benefits by using the asset at its highest and best use or by selling it to another market participant that would use the asset at its highest and best use.

In measuring fair value, the Group uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments And Other Financial Assets

(ab) Investments And Other Financial Assets

(i) Classification

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value (either through OCI or through profit or loss), and

●	those to be measured at amortised cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI). The Group reclassifies debt investments when and only when its business model for managing those assets changes.

(ii) Recognition and derecognition

Regular way purchases and sales of financial assets are recognised on trade date, being the date on which the Group commits to purchase or sell the asset. Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

(iii) Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:

●	Amortised cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortised cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognised directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the statement of profit or loss.
●	FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses, which are recognised in profit or loss. When the financial asset is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses), and impairment expenses are presented as separate line item in the statement of profit or loss.
●	FVPL: Assets that do not meet the criteria for amortised cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognised in profit or loss and presented net within other gains/(losses) in the period in which it arises.

Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognised in profit or loss as other income when the Group’s right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognised in other gains/(losses) in the statement of profit or loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

(iv) Impairment

The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortised cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables, see note 11(c) for further details. The classification of financial assets depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. Regular way purchases or sales of financial assets are recognized and derecognized on a trade date or settlement date basis for which financial assets were classified in the same way, respectively. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

New, Revised or Amending Accounting Standards and Interpretations

(ac) New, Revised or Amending Accounting Standards and Interpretations

New standards and amendments to standards are effective for annual periods beginning after 1 January 2024 and earlier application is permitted; however, the Group has not early adopted them in preparing these Consolidated Financial Statements.

New or Amended Standard Forthcoming requirements	Title of the Standard	Effective for Annual Periods Beginning on or After
Lease Liability in Sale and Leaseback	Amendments to IFRS 16 Leases	January 1,2024
Classification of Liabilities as Current or Non-current	Amendments to IAS 1 Presentation of Financial Statements	January 1,2024
Supplier Finance Arrangements	Amendments to IAS 7 and IFRS 7	January 1,2025
Lack of Exchangeability	Amendments to IAS 21	January 1,2025
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures	Available for optional adoption/effective date deferred indefinitely

The amendments listed above did not have any impact on the amounts recognised in prior periods and are not expected to significantly affect the current or future periods.

Critical Accounting Judgments, Estimates and Assumptions

(ad) Critical Accounting Judgments, Estimates and Assumptions

The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgments and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgments, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgments and estimates will seldom equal the related actual results. The judgments, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(i) Provision for impairment of receivables

The provision for impairment of receivables assessment requires a degree of estimation and judgment. The level of provision is assessed by taking into account the recent sales experience, the ageing of receivables, historical collection rates and specific knowledge of the individual debtor’s financial position. Refer to Note 11 for further details.

(ii) Estimation of useful lives of assets

The Group determines the estimated useful lives and related depreciation and amortization charges for its plant and equipment and finite life intangible assets. The useful lives could change significantly as a result of technical innovations or some other events. The depreciation and amortization charge will increase where the useful lives are less than previously estimated lives, or technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down. Please refer to Note 3(e) and 3(j) for further detail.

(iii) Income tax

The Group is subject to income taxes in the jurisdictions in which it operates. Significant judgment is required in determining the provision for income tax and in assessing whether deferred tax assets and certain deferred tax liabilities are recognized in the consolidated statement of financial position. Deferred tax assets, including those arising from unrecouped tax losses, capital losses and temporary differences, are recognized only where it is considered more likely than not that they will be recovered, which is dependent on the generation of sufficient future taxable profits. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. In addition, there are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Group recognizes liabilities for anticipated tax audit issues based on the Group’s current understanding of the tax law. Where the final tax outcome of these matters is different from the carrying amounts, such differences will impact the current and deferred tax provisions in the period in which such determination is made.

Judgements are also required about the application of income tax legislation. These judgements and assumptions are subject to risk and uncertainty, hence there is a possibility that changes in circumstances will alter expectations, which may impact the amount of deferred tax assets and deferred tax liabilities recognized in the statement of financial position and the amount of other tax losses and temporary differences not yet recognized. In such circumstances, some or all of the carrying amounts of recognized deferred tax assets and liabilities may require adjustments, resulting in a corresponding credit or charge to the consolidated statement of profit or loss and comprehensive income.

 (iii) Investment in an associate

The results and assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5.

(iv) Fair value estimate of warrant liability

Fair value estimation of warrant liability is included in note 3(n) and note 23 of the financial statements.

(v) Valuation of Inventory

Inventories are stated at the lower of cost or net realizable value, and the Group uses estimate to determine the net realizable value of inventory at the end of each reporting period.

The Group estimates the net realizable value of inventory for normal waste, obsolescence and unmarketable items at the end of reporting period and then writes down the cost of inventories to net realizable value. The net realizable value of the inventory is determined mainly based on assumptions of future demand within a specific time horizon.

(vi) Impairment of non-financial assets

The Group assesses impairment of all assets (including intangible assets) at each reporting date by evaluating conditions specific to the Group and to the particular asset that may lead to impairment. These include product, technology, economic and political environments and future product expectations. If an impairment trigger exists the recoverable amount of the asset is determined. Given the current uncertain economic environment management considered that the indicators of impairment were significant enough and as such these assets have been tested for impairment in this financial period. Refer to Note 3(h) for details regarding the method and assumptions used.

(vii) Fair value of convertible promissory notes

The fair value of convertible promissory notes are determined using valuation techniques including reference to other instruments that are substantially the same, discounted cash flow analysis and option pricing model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values.

(viii) Fair value of derivative financial instruments

The fair values of derivative financial instruments that are not quoted in active markets are determined by using valuation techniques. Valuation techniques used include discounted cash flows analysis and models with built-in functions available in externally acquired financial analysis or risk management systems widely used by the industry such as option pricing models. To the extent practical, the models use observable data. In addition, valuation adjustments may be adopted if factors such as credit risk are not considered in the valuation models. Management judgement and estimates are required for the selection of appropriate valuation parameters, assumptions and modelling techniques.